RECENT REAL ESTATE TRANSACTIONS (Disposals of Properties) (Detail)							3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 13, 2020 USD ($)	Feb. 05, 2020 USD ($)	Jul. 31, 2019 USD ($)	Jul. 01, 2019 USD ($)	May 08, 2019 USD ($)	Jan. 15, 2019 USD ($)	Mar. 31, 2020 USD ($) Property	Mar. 31, 2019 USD ($) Property	Sep. 30, 2018 USD ($) Property	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Property	Oct. 31, 2017 Property
Real Estate Properties [Line Items]
Gain (loss) on sale of property										$ 6,300,000
No. of Properties | Property												1
Mortgage notes issued for property acquired							$ 7,632,556			12,238,692
Disposed of real estate assets with net carrying value										25,100,000
Genesis Plaza
Real Estate Properties [Line Items]
Proceeds from sale of property				$ 2,900,000
Sale of interest in property				43.00%
Sale of property				$ 5,600,000
The Presidio
Real Estate Properties [Line Items]
Proceeds from sale of property			$ 12,300,000
Gain (loss) on sale of property			$ 4,500,000
Centennial Tech Center | Discontinued Operations, Disposed of by Sale [Member]
Real Estate Properties [Line Items]
Proceeds from sale of property		$ 15,000,000
Gain (loss) on sale of property		$ (913,000)
Union Terrace | Discontinued Operations, Disposed of by Sale [Member]
Real Estate Properties [Line Items]
Proceeds from sale of property	$ 11,300,000
Gain (loss) on sale of property	$ 688,000
Residential Properties
Real Estate Properties [Line Items]
Proceeds from sale of property					$ 875,000
Gain (loss) on sale of property					$ (93,000)
Residential Properties | Port Of San Diego Complex
Real Estate Properties [Line Items]
Proceeds from sale of property											$ 24,800,000
Gain (loss) on sale of property											10,000,000
Residential Properties | Yucca Valley Retail Center
Real Estate Properties [Line Items]
Proceeds from sale of property											7,800,000
Gain (loss) on sale of property											1,400,000
Residential Properties | Pacific Oaks Plaza
Real Estate Properties [Line Items]
Proceeds from sale of property											3,900,000
Gain (loss) on sale of property											(232,000)
Residential Properties | 33 Model Homes [Member]
Real Estate Properties [Line Items]
Proceeds from sale of property										$ 13,000,000	12,600,000
Gain (loss) on sale of property											$ 988,000
No. of Properties | Property											33
Residential Properties | Morena Office Center
Real Estate Properties [Line Items]
Proceeds from sale of property						$ 5,600,000
Gain (loss) on sale of property						$ 700,000
Residential Properties | 41 Model Homes
Real Estate Properties [Line Items]
Proceeds from sale of property									$ 14,600,000
Gain (loss) on sale of property									$ 1,200,000
No. of Properties | Property									41
Residential Properties | 10 Model Homes
Real Estate Properties [Line Items]
No. of Properties | Property							10
Purchase price of property acquired							$ 3,600,000
Cash payment for the properties acquired							1,100,000
Mortgage notes issued for property acquired							2,500,000
Residential Properties | 8 Model Homes | Discontinued Operations, Disposed of by Sale [Member]
Real Estate Properties [Line Items]
Proceeds from sale of property							215,000
Gain (loss) on sale of property							$ 2,800,000
No. of Properties | Property							8
Residential Properties | 15 Model Homes | Discontinued Operations, Disposed of by Sale [Member]
Real Estate Properties [Line Items]
Proceeds from sale of property								$ 514,000
Gain (loss) on sale of property								$ 5,800,000
No. of Properties | Property								15